OPERATIONS AND MANAGEMENT PLANS (Details Narrative 1) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 19, 2021	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019
Nature of operations and going concern [Abstract]
Cumulative loss		$ (48,450,000)		$ (48,450,000)		$ (50,215,000)	$ (37,662,123)
Amount raised from warrant exercises				1,217,000	$ 3,218,000	7,223,979
Revenue		$ 13,401,000	$ 1,190,000	22,294,000	1,339,000	16,566,295	924,419
NET CASH USED IN OPERATING ACTIVITIES				$ (2,864,000)	$ (1,617,000)	2,537,755	$ (3,772,234)
Sales increased						15,600,000
Cash and restricted cash						$ 8,500,000
Description of revolving line of credit	The Company entered into a $5,000,000 revolving line of credit, secured by the Company’s accounts receivable and inventory and another $1,500,000 line of credit